Related party transactions - Schedule of assets and liabilities with related private corporations and financial institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Loans, net	$ 5,713,022	$ 4,896,647
Assets:	8,038,111	6,288,898	$ 7,249,666
Liabilities
Time deposits	2,673,872	2,968,240
Total liabilities	7,046,321	5,250,978	$ 6,233,499
Related parties
Assets
Demand deposits	2,680	3,269
Loans, net	29,857	22,499
Assets:	32,537	25,768
Liabilities
Time deposits	150,000	240,000
Total liabilities	150,000	240,000
Stand-by letters of credit	9,130	28,300
Loss allowance	$ (37)	$ (60)